Stockholders' Equity - Summary of the share activity under the 2015 Plan (Details) - Stock option - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Outstanding at the beginning	32,127	35,016
Granted	2,028	335
Exercised	(798)	(230)
Forfeited	(7,738)	(1,700)
Expired	(1,603)	(1,294)
Outstanding at the end	24,016	32,127	35,016
Expected to vest	2,357	8,427
Exercisable	24,016	24,611
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 1.96	$ 2.00
Granted (in dollars per share)	2.79	2.46
Exercised (in dollars per share)	0.73	0.62
Forfeited (in dollars per share)	2.97	2.86
Expired (in dollars per share)	2.78	2.22
Outstanding at the end (in dollars per share)	1.69	1.96	$ 2.00
Expected to vest (in dollars per share)	2.74	2.94
Exercisable (in dollars per share)	$ 1.69	$ 1.65
Weighted Average Remaining Contractual Term
Weighted Average Remaining Term (in years)	2 years 7 months 2 days	5 years 3 days	5 years 10 days
Vested and expected to vest (in years)	9 years 4 months 6 days	7 years 11 months 23 days
Exercisable (in years)	2 years 7 months 2 days	4 years 1 month 13 days
Aggregate Intrinsic Value
Outstanding	$ 25,699	$ 19,248	$ 24,634
Expected to vest		$ 19,248
Exercisable	$ 25,699